COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Related parties	$ 1,022,036	$ 741,577	[1]	$ 216,732	[1]
General operating	3,269,735	3,037,601		2,040,947
Credit card balances	258,647	246,949		95,689
Accrued interest on debt	642,258
Accrued expenses	565,990	33,062		25,958
Taxes and fees payable	633,357	629,462		21,702
Total	$ 6,392,022	$ 4,993,970		$ 2,401,028

[1]	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.